UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CERTIFICATE OF DEPOSITS – 12.9%
$5,000,000	Nordea Bank Finland Abp 0.300%, 11/30/2015	$5,001,040
3,500,000	Skandinav Enskilda Bank 0.290%, 12/16/2015	3,500,455
5,000,000	Sumitomo Mitsui Banking Corp. 0.614%, 4/29/2016[1,2]	4,999,825
	TOTAL CERTIFICATE OF DEPOSITS (Cost $13,500,674)	13,501,320

	COMMERCIAL PAPER – 26.9%
4,000,000	EMC Corp. 0.188%, 10/6/2015	3,999,897
5,000,000	Hyundai Capital 0.813%, 1/11/2016	4,994,550
5,000,000	Nationwide Building Society 0.314%, 11/9/2015	4,998,321
3,500,000	Nissan Motor Corp. 0.365%, 10/29/2015	3,499,020
3,500,000	PPG Industries, Inc. 0.406%, 10/19/2015	3,499,300
3,500,000	Stanley Black & Decker, Inc. 0.335%, 10/2/2015	3,499,968
3,500,000	United Health Group 0.284%, 10/15/2015	3,499,619
	TOTAL COMMERCIAL PAPER (Cost $27,984,791)	27,990,675

	CORPORATE BONDS – 20.0%
1,700,000	American Express Credit Corp. 0.619%, 9/22/2017[2]	1,692,209
3,000,000	Fifth Third Bank 0.835%, 11/18/2016[2,3]	2,997,960
1,000,000	General Electric Capital Corp. 0.563%, 1/9/2017[2]	1,000,431
5,000,000	NBCUniversal Enterprise, Inc. 0.826%, 4/15/2016[2,4]	5,006,160
2,500,000	Royal Bank of Canada 0.625%, 12/4/2015[1]	2,500,217
3,663,000	Toyota Motor Credit Corp. 0.750%, 3/3/2017[2,3]	3,662,678
4,000,000	Volkswagen Group of America Finance LLC 0.549%, 5/23/2016[2,4]	3,939,132
	TOTAL CORPORATE BONDS (Cost $20,867,529)	20,798,787

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	U.S. GOVERNMENT AND AGENCIES – 13.4%
$3,500,000	Federal Home Loan Banks 0.375%, 2/19/2016	$3,500,994
3,000,000	Federal National Mortgage Association 0.375%, 12/21/2015	3,001,713
	United States Treasury Note
2,550,000	0.375%, 3/31/2016	2,552,871
4,900,000	0.625%, 11/15/2016	4,911,804
	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $13,960,373)	13,967,382

Number of Shares

	SHORT-TERM INVESTMENTS – 3.4%
3,512,051	Fidelity Institutional Money Market Portfolio - Class I, 0.127%	3,512,051
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,512,051)	3,512,051

	TOTAL INVESTMENTS – 76.6% (Cost $79,825,418)	79,770,215
	Other Assets in Excess of Liabilities[5] – 23.4%	24,309,020
	TOTAL NET ASSETS – 100.0%	$104,079,235

LLC – Limited Liability Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	Variable, floating or step rate security.
[3]	Callable.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,945,292.
[5]	Includes appreciation (depreciation) on forward foreign currency contracts and futures contracts.

See accompanying Notes to Schedule of Investments.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

FORWARD CONTRACTS
Purchase Contracts	Currency Exchange	Currency Amount Purchased	Value At Settlement Date	Value At September 30, 2015	Unrealized Appreciation (Depreciation)

Australian Dollar	AUD per USD	2,358,439	$1,647,597	$1,647,967	$370
British Pound	GBP per USD	4,436,239	6,830,729	6,708,177	(122,552)
Canadian Dollar	CAD per USD	3,596,272	2,719,844	2,698,189	(21,655)
Euro	EUR per USD	4,486,172	5,063,168	5,020,304	(42,864)
Japanese Yen	JPY per USD	680,615,853	5,671,969	5,685,569	13,600
New Zealand Dollar	NZD per USD	4,934,863	3,129,134	3,139,503	10,369
Norwegian Krone	NOK per USD	13,131,691	1,582,666	1,540,407	(42,259)
Swedish Krona	SEK per USD	15,306,954	1,831,221	1,832,298	1,077
			28,476,328	28,272,414	(203,914)

Sale Contracts
Australian Dollar	USD per AUD	(7,058,070)	(4,965,673)	(4,931,851)	33,822
British Pound	USD per GBP	(6,722,103)	(10,346,227)	(10,164,705)	181,522
Canadian Dollar	USD per CAD	(6,503,541)	(4,900,974)	(4,879,438)	21,536
Euro	USD per EUR	(6,298,548)	(7,064,858)	(7,048,465)	16,393
Japanese Yen	USD per JPY	(113,457,197)	(945,400)	(947,772)	(2,372)
New Zealand Dollar	USD per NZD	(7,945,430)	(5,020,330)	(5,054,790)	(34,460)
Norwegian Krone	USD per NOK	(15,861,230)	(1,914,920)	(1,860,594)	54,326
Swedish Krona	USD per SEK	(30,632,209)	(3,656,370)	(3,666,786)	(10,416)
			(38,814,752)	(38,554,401)	260,351
TOTAL FORWARD CONTRACTS			$(10,338,424)	$(10,281,987)	$56,437

FUTURES CONTRACTS
					Unrealized Appreciation (Depreciation)
	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2015
Long Contracts
Bond Futures
CBOT 2-Year U.S. Treasury Note	December 2015	126	$27,561,860	$27,597,938	$36,078
CBOT 5-Year U.S. Treasury Note	December 2015	181	21,701,836	21,813,328	111,492
CBOT 10-Year U.S. Treasury Note	December 2015	589	75,113,086	75,824,547	711,461
CBOT U.S. Long Bond	December 2015	13	2,017,594	2,045,469	27,875
CBOT U.S. Ultra Bond	December 2015	4	634,031	641,625	7,594
Eurex 2-Year Euro SCHATZ	December 2015	82	10,200,134	10,205,320	5,186
Eurex 5-Year Euro BOBL	December 2015	105	15,083,592	15,141,500	57,908
Eurex 10-Year Euro BUND	December 2015	63	10,868,861	10,998,066	129,205
Eurex Euro-BTP Italian Bond Index	December 2015	3	446,753	456,991	10,238
Eurex French Government Bond	December 2015	4	671,421	677,859	6,438
ICE Long Gilt Government Bond	December 2015	121	21,597,655	21,794,644	196,989
MSE 10-Year Canadian Bond	December 2015	51	5,472,148	5,431,751	(40,397)
OSE 10-Year Japanese Treasury Bond	December 2015	33	40,683,767	40,784,785	101,018
SFE 3-Year Australian Bond	December 2015	163	12,824,141	12,840,861	16,720
SFE 10-Year Australian Bond	December 2015	16	1,438,110	1,452,851	14,741
Commodity Futures
CBOT Corn	December 2015	16	308,212	310,200	1,988
CBOT Corn	July 2016	3	59,550	61,613	2,063
CBOT Corn	September 2016	4	78,863	80,800	1,937
CBOT Soybean	November 2015	2	89,250	89,200	(50)
CBOT Soybean	January 2016	1	44,450	44,700	250
CBOT Soybean Meal	December 2015	12	378,390	370,800	(7,590)
CBOT Soybean Meal	January 2016	2	63,160	61,640	(1,520)
CBOT Soybean Meal	March 2016	1	32,680	30,670	(2,010)
CBOT Wheat	March 2016	1	24,713	25,975	1,262
ICE Cocoa	December 2015	7	229,924	226,626	(3,298)
ICE Cocoa	March 2016	2	65,159	64,296	(863)
LME Primary Aluminum	November 2015	3	119,091	117,206	(1,885)
NYBOT Cocoa	December 2015	7	229,950	217,980	(11,970)
NYBOT Cocoa	March 2016	2	61,670	62,340	670
NYMEX RBOB Gasoline	November 2015	4	225,981	229,606	3,625
NYMEX RBOB Gasoline	December 2015	2	111,661	112,291	630
Currency Futures
CME British Pound	December 2015	54	5,224,213	5,100,638	(123,575)
CME Euro	December 2015	50	7,009,062	6,986,875	(22,187)
CME Japanese Yen	December 2015	107	11,107,856	11,158,762	50,906
CME Norwegian Krone	December 2015	2	479,540	468,640	(10,900)
CME Swiss Franc	December 2015	53	6,824,744	6,811,825	(12,919)

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2015	Unrealized Appreciation (Depreciation)
Long Contracts (Continued)
Index Futures
CBOT E-Mini DJIA Index	December 2015	1	$81,140	$80,860	$(280)
CME E-Mini NASDAQ 100 Index	December 2015	13	1,120,571	1,082,380	(38,191)
CME E-Mini S&P 500® Index	December 2015	8	777,850	763,500	(14,350)
EOE Amsterdam Index	October 2015	35	3,352,317	3,295,797	(56,520)
EOP CAC 40 Index	October 2015	50	2,538,927	2,487,705	(51,222)
Eurex DAX Index	December 2015	12	3,377,599	3,238,907	(138,692)
Eurex Euro STOXX 50 Index	December 2015	1	33,397	34,548	1,151
MIL FTSE per MIB Index	December 2015	34	4,092,071	4,035,576	(56,495)
MSE S&P per TSX 60 Index	December 2015	14	1,636,191	1,640,502	4,311
NYF Russell 2000 Mini Index	December 2015	8	908,215	876,720	(31,495)
OSE Nikkei 225 Index	December 2015	10	1,499,549	1,450,617	(48,932)
OSE TOPIX Index	December 2015	17	2,045,112	2,001,627	(43,485)
SFE SPI 200 Index	December 2015	12	1,064,061	1,053,957	(10,104)
SGX FTSE China A50 Index	October 2015	1	9,485	9,208	(277)
SSE OMXS30 Index	October 2015	88	1,514,464	1,488,220	(26,244)
Interest Rate Futures
CME 3-Month Eurodollar	December 2015	6	1,493,725	1,493,775	50
CME 3-Month Eurodollar	June 2016	50	12,396,500	12,419,375	22,875
CME 3-Month Eurodollar	September 2016	144	35,647,637	35,715,600	67,963
CME 3-Month Eurodollar	December 2016	42	10,367,537	10,400,775	33,238
CME 3-Month Eurodollar	March 2017	44	10,844,175	10,882,300	38,125
CME 3-Month Eurodollar	June 2017	127	31,281,712	31,369,000	87,288
CME 3-Month Eurodollar	September 2017	45	11,058,013	11,101,500	43,487
CME 3-Month Eurodollar	December 2017	40	9,811,725	9,855,500	43,775
CME 3-Month Eurodollar	March 2018	40	9,801,238	9,845,000	43,762
CME 3-Month Eurodollar	June 2018	39	9,544,938	9,588,638	43,700
CME 3-Month Eurodollar	September 2018	39	9,535,725	9,578,888	43,163
CME 3-Month Eurodollar	December 2018	7	1,716,200	1,717,537	1,337
ICE 3-Month Euro Euribor	December 2015	5	1,397,815	1,397,815	-
ICE 3-Month Euro Euribor	June 2016	27	7,545,252	7,549,332	4,080
ICE 3-Month Euro Euribor	September 2016	49	13,693,375	13,699,955	6,580
ICE 3-Month Euro Euribor	December 2016	39	10,893,791	10,902,411	8,620
ICE 3-Month Euro Euribor	March 2017	41	11,449,048	11,458,646	9,598
ICE 3-Month Euro Euribor	June 2017	41	11,444,717	11,454,636	9,919
ICE 3-Month Euro Euribor	September 2017	32	8,928,957	8,936,627	7,670
ICE 3-Month Euro Euribor	December 2017	27	7,528,446	7,536,507	8,061
ICE 3-Month Euro Euribor	March 2018	28	7,802,252	7,810,942	8,690
ICE 3-Month Euro Euribor	June 2018	28	7,797,377	7,805,466	8,089
ICE 3-Month Euro Euribor	September 2018	28	7,793,115	7,799,598	6,483
ICE 3-Month Euro Euroswiss	March 2016	4	1,035,347	1,035,758	411
ICE 90-Day Sterling	June 2016	41	7,684,852	7,697,579	12,727
ICE 90-Day Sterling	September 2016	157	29,402,648	29,446,407	43,759
ICE 90-Day Sterling	December 2016	37	6,918,135	6,931,902	13,767
ICE 90-Day Sterling	March 2017	36	6,721,520	6,737,065	15,545
ICE 90-Day Sterling	June 2017	34	6,341,206	6,355,711	14,505
ICE 90-Day Sterling	September 2017	22	4,098,677	4,108,359	9,682
ICE 90-Day Sterling	December 2017	22	4,093,703	4,104,614	10,911
ICE 90-Day Sterling	March 2018	21	3,904,179	3,914,864	10,685
ICE 90-Day Sterling	June 2018	21	3,900,984	3,911,687	10,703
ICE 90-Day Sterling	September 2018	21	3,899,376	3,908,113	8,737
MSE 3-Month Canadian Bankers' Acceptance	December 2015	4	745,925	745,474	(451)
MSE 3-Month Canadian Bankers' Acceptance	March 2016	28	5,224,499	5,219,898	(4,601)
MSE 3-Month Canadian Bankers' Acceptance	June 2016	8	1,491,868	1,491,399	(469)
SFE 3-Month New Zealand Bankers' Acceptance	December 2015	3	1,906,440	1,906,767	327
SFE 3-Month New Zealand Bankers' Acceptance	March 2016	2	1,271,147	1,271,427	280
SFE 90-Day Australian Bank Accepted Bill	December 2015	8	5,585,290	5,585,290	-
SFE 90-Day Australian Bank Accepted Bill	March 2016	36	25,137,781	25,141,825	4,044
SFE 90-Day Australian Bank Accepted Bill	June 2016	6	4,188,282	4,190,818	2,536
SFE 90-Day Australian Bank Accepted Bill	September 2016	5	3,490,635	3,492,349	1,714
SFE 90-Day Australian Bank Accepted Bill	June 2017	10	6,979,900	6,982,469	2,569
TFX 3-Month Euroyen	March 2016	2	416,531	416,479	(52)
TFX 3-Month Euroyen	June 2016	2	416,521	416,521	-
TFX 3-Month Euroyen	September 2016	2	416,500	416,542	42
TFX 3-Month Euroyen	December 2016	3	624,740	624,844	104
			688,804,013	690,254,326	1,450,313

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2015	Unrealized Appreciation (Depreciation)

Bond Futures
CBOT U.S. Long Bond	December 2015	(9)	$(1,401,281)	$(1,416,094)	$(14,813)
Eurex 2-Year Euro SCHATZ	December 2015	(105)	(13,057,332)	(13,067,788)	(10,456)
Eurex 10-Year Euro BUND	December 2015	(50)	(8,608,830)	(8,728,624)	(119,794)
ICE Long Gilt Government Bond	December 2015	(16)	(2,849,833)	(2,881,936)	(32,103)
MSE 10-Year Canadian Bond	December 2015	(5)	(530,240)	(532,525)	(2,285)
OSE 10-Year Japanese Treasury Bond	December 2015	(9)	(11,099,226)	(11,123,123)	(23,897)
PMI 10-Year Swedish Government Bond	December 2015	(115)	(20,599,057)	(20,671,147)	(72,090)
SFE 10-Year Australian Bond	December 2015	(49)	(4,401,476)	(4,449,355)	(47,879)
Commodity Futures
CBOT Corn	December 2015	(35)	(657,838)	(678,563)	(20,725)
CBOT Corn	March 2016	(16)	(308,188)	(319,000)	(10,812)
CBOT Soybean	November 2015	(20)	(890,925)	(892,000)	(1,075)
CBOT Soybean	January 2016	(4)	(175,600)	(178,800)	(3,200)
CBOT Soybean	July 2016	(1)	(47,237)	(45,212)	2,025
CBOT Soybean Oil	December 2015	(30)	(490,626)	(492,120)	(1,494)
CBOT Soybean Oil	January 2016	(3)	(52,440)	(49,788)	2,652
CBOT Wheat	December 2015	(15)	(366,549)	(384,562)	(18,013)
CBOT Wheat	March 2016	(4)	(99,925)	(103,900)	(3,975)
CBOT Wheat	July 2016	(1)	(25,512)	(26,350)	(838)
CBOT Wheat	September 2016	(2)	(50,200)	(53,500)	(3,300)
CME Cattle Feeder	October 2015	(1)	(98,900)	(89,087)	9,813
CME Lean Hogs	October 2015	(1)	(26,170)	(29,410)	(3,240)
CME Lean Hogs	December 2015	(6)	(152,650)	(160,140)	(7,490)
CME Live Cattle	December 2015	(28)	(1,550,590)	(1,466,360)	84,230
CME Live Cattle	February 2016	(3)	(164,590)	(159,930)	4,660
CMX Copper	December 2015	(31)	(1,785,700)	(1,814,275)	(28,575)
CMX Gold	December 2015	(75)	(8,303,250)	(8,364,000)	(60,750)
CMX Silver	December 2015	(23)	(1,717,425)	(1,669,570)	47,855
EOP Mill Wheat	December 2015	(2)	(19,113)	(19,504)	(391)
ICE Brent Crude Oil	November 2015	(34)	(1,674,190)	(1,644,580)	29,610
ICE Brent Crude Oil	December 2015	(15)	(745,360)	(735,750)	9,610
ICE Brent Crude Oil	January 2016	(3)	(147,820)	(149,130)	(1,310)
ICE Gasoil	October 2015	(3)	(147,900)	(139,200)	8,700
ICE Gasoil	November 2015	(29)	(1,365,525)	(1,354,300)	11,225
ICE Gasoil	December 2015	(2)	(93,675)	(93,850)	(175)
ICE Robusta Coffee	November 2015	(7)	(114,310)	(108,990)	5,320
ICE Robusta Coffee	January 2016	(1)	(16,550)	(15,640)	910
KCBT Hard Red Winter Wheat	December 2015	(5)	(124,388)	(125,438)	(1,050)
KCBT Hard Red Winter Wheat	March 2016	(2)	(50,587)	(51,625)	(1,038)
LME Copper	November 2015	(4)	(520,431)	(517,250)	3,181
LME Copper	December 2015	(1)	(123,819)	(129,138)	(5,319)
LME Lead	November 2015	(2)	(86,350)	(83,462)	2,888
LME Primary Aluminum	December 2015	(19)	(757,996)	(747,175)	10,821
LME Primary Aluminum	January 2016	(8)	(315,666)	(317,600)	(1,934)
LME Zinc	November 2015	(3)	(129,486)	(126,356)	3,130
LME Zinc	December 2015	(10)	(435,482)	(421,937)	13,545
LME Zinc	January 2016	(8)	(332,273)	(338,200)	(5,927)
MGE Red Wheat	December 2015	(2)	(51,850)	(52,700)	(850)
NYBOT Coffee 'C'	December 2015	(16)	(760,931)	(728,100)	32,831
NYBOT Coffee 'C'	March 2016	(2)	(107,175)	(93,300)	13,875
NYBOT Cotton #2	December 2015	(15)	(459,750)	(453,300)	6,450
NYBOT Cotton #2	March 2016	(1)	(30,925)	(30,155)	770
NYBOT FCOJ-A	November 2015	(1)	(17,963)	(15,833)	2,130
NYBOT Sugar #11	March 2016	(51)	(689,819)	(735,705)	(45,886)
NYBOT Sugar #11	May 2016	(6)	(81,805)	(86,016)	(4,211)
NYMEX Natural Gas	November 2015	(41)	(1,113,780)	(1,034,840)	78,940
NYMEX Natural Gas	December 2015	(6)	(175,830)	(162,060)	13,770
NYMEX Natural Gas	January 2016	(1)	(30,060)	(28,310)	1,750
NYMEX Natural Gas	February 2016	(1)	(30,150)	(28,420)	1,730
NYMEX NY Harbor ULSD	November 2015	(15)	(973,178)	(968,562)	4,616
NYMEX NY Harbor ULSD	December 2015	(3)	(196,304)	(196,157)	147
NYMEX NY Harbor ULSD	February 2016	(1)	(66,188)	(66,755)	(567)
NYMEX NY Harbor ULSD	March 2016	(1)	(67,343)	(66,856)	487
NYMEX Platinum	January 2016	(1)	(47,075)	(45,455)	1,620
NYMEX RBOB Gasoline	November 2015	(7)	(395,258)	(401,810)	(6,552)
NYMEX RBOB Gasoline	February 2016	(1)	(56,385)	(56,931)	(546)
NYMEX RBOB Gasoline	March 2016	(1)	(58,149)	(58,099)	50
NYMEX WTI Crude Oil	November 2015	(48)	(2,178,460)	(2,164,320)	14,140

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Short Contracts (Continued)					Unrealized Appreciation (Depreciation)
	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2015

Commodity Futures (Continued)
NYMEX WTI Crude Oil	December 2015	(11)	$(504,490)	$(501,160)	$3,330
NYMEX WTI Crude Oil	February 2016	(1)	(43,190)	(46,760)	(3,570)
NYMEX WTI Crude Oil	March 2016	(1)	(46,960)	(47,370)	(410)
Currency Futures
CME Australian Dollar	December 2015	(114)	(7,952,575)	(7,966,320)	(13,745)
CME British Pound	December 2015	(86)	(8,248,988)	(8,123,238)	125,750
CME Canadian Dollar	December 2015	(189)	(14,261,375)	(14,152,320)	109,055
CME Euro	December 2015	(31)	(4,340,281)	(4,331,862)	8,419
CME Japanese Yen	December 2015	(83)	(8,619,100)	(8,655,863)	(36,763)
CME Mexican Peso	December 2015	(8)	(235,965)	(234,920)	1,045
CME New Zealand Dollar	December 2015	(37)	(2,349,160)	(2,353,570)	(4,410)
CME South African Rand	December 2015	(7)	(249,850)	(249,200)	650
CME Swedish Krona	December 2015	(18)	(4,295,160)	(4,300,200)	(5,040)
CME Swiss Franc	December 2015	(15)	(1,926,775)	(1,927,875)	(1,100)
Index Futures
CBOT E-Mini DJIA Index	December 2015	(25)	(2,029,810)	(2,021,500)	8,310
CME E-Mini NASDAQ 100 Index	December 2015	(1)	(83,780)	(83,260)	520
CME E-Mini S&P 500® Index	December 2015	(36)	(3,485,320)	(3,435,750)	49,570
CME S&P 500® Index	December 2015	(5)	(2,416,313)	(2,385,875)	30,438
EOP CAC 40 Index	October 2015	(3)	(147,910)	(149,262)	(1,352)
Eurex DAX Index	December 2015	(1)	(284,271)	(269,909)	14,362
Eurex Euro STOXX 50 Index	December 2015	(14)	(491,326)	(483,670)	7,656
HKG Hang Seng China Enterprises Index	October 2015	(5)	(313,923)	(302,472)	11,451
HKG Hang Seng Index	October 2015	(28)	(3,814,832)	(3,755,829)	59,003
SSE OMXS30 Index	October 2015	(2)	(34,204)	(33,823)	381
ICE FTSE 100 Index	December 2015	(43)	(3,926,410)	(3,915,212)	11,198
MSE S&P per TSX 60 Index	December 2015	(5)	(590,416)	(585,894)	4,522
NYF ICE Emerging Markets Mini Index	December 2015	(6)	(239,100)	(237,330)	1,770
NYF Russell 2000 Mini Index	December 2015	(16)	(1,808,495)	(1,753,440)	55,055
OSE TOPIX Index	December 2015	(22)	(2,635,888)	(2,590,340)	45,548
SAFEX FTSE per JSE Top 40 Index	December 2015	(2)	(63,424)	(65,384)	(1,960)
SFE SPI 200 Index	December 2015	(6)	(532,347)	(526,979)	5,368
SGX MSCI Singapore Index	October 2015	(15)	(665,961)	(659,051)	6,910
SGX MSCI Taiwan Index	October 2015	(19)	(575,150)	(572,850)	2,300
SGX Nikkei 225 Index	December 2015	(5)	(363,301)	(361,195)	2,106
SGX S&P CNX Nifty Index	October 2015	(5)	(79,689)	(79,760)	(71)
Interest Rate Futures
CBT Fed Funds 30 Day	November 2015	(1)	(416,012)	(416,012)	-
CME 3-Month Eurodollar	March 2016	(8)	(1,989,175)	(1,989,600)	(425)
CME 3-Month Eurodollar	June 2016	(4)	(993,087)	(993,550)	(463)
ICE 3-Month Euro Euribor	March 2016	(7)	(1,956,633)	(1,957,136)	(503)
ICE 3-Month Euro Euribor	September 2016	(9)	(2,515,438)	(2,516,318)	(880)
ICE 90-Day Sterling	December 2015	(20)	(3,758,661)	(3,759,455)	(794)
ICE 90-Day Sterling	March 2016	(18)	(3,381,260)	(3,381,808)	(548)
ICE 90-Day Sterling	September 2017	(2)	(373,449)	(373,487)	(38)
MSE 3-Month Canadian Bankers' Acceptance	December 2015	(6)	(1,119,348)	(1,118,212)	1,136
MSE 3-Month Canadian Bankers' Acceptance	March 2016	(7)	(1,305,791)	(1,304,974)	817
MSE 3-Month Canadian Bankers' Acceptance	September 2016	(2)	(372,878)	(372,718)	160
MSE 3-Month Canadian Bankers' Acceptance	December 2016	(1)	(186,322)	(186,247)	75
SFE 90-Day Australian Bank Accepted Bill	December 2015	(17)	(11,868,091)	(11,868,742)	(651)
SFE 90-Day Australian Bank Accepted Bill	March 2016	(56)	(39,102,479)	(39,109,505)	(7,026)
SFE 90-Day Australian Bank Accepted Bill	June 2016	(12)	(8,379,443)	(8,381,637)	(2,194)
SFE 90-Day Australian Bank Accepted Bill	September 2016	(5)	(3,491,509)	(3,492,349)	(840)
SFE 90-Day Australian Bank Accepted Bill	December 2016	(6)	(4,189,242)	(4,190,613)	(1,371)
SFE 90-Day Australian Bank Accepted Bill	March 2017	(6)	(4,188,694)	(4,190,099)	(1,405)
			(261,544,140)	(261,201,873)	342,267
TOTAL FUTURES CONTRACTS			$427,259,873	$429,052,453	$1,792,580

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

See accompanying Notes to Schedule of Investments.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Note 1 – Organization
State Street/Ramius Managed Futures Strategy Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Prior to September 15, 2014 the Fund was known as Ramius Trading Strategies Managed Futures Fund. The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500® Index. The Fund commenced investment operations on September 13, 2011, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The Consolidated Schedule of Investments of the State Street/Ramius Managed Futures Strategy Fund includes the account of Ramius Trading Strategies MF Ltd.  The State Street/Ramius Managed Futures Strategy Fund may invest up to 25% of its total assets in Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The Subsidiary is advised by Ramius Trading Strategies LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information.  The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “CTA”) pursuant to such CTA’s commodity-related investment program (a “managed futures program”).  Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund.  The inception date of the Subsidiary was September 20, 2011.  As of September 30, 2015, gross assets of the Fund were $104,375,766, of which $24,237,345, or approximately 23.2%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities, including commercial paper, with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Contracts
The Fund may utilize forward foreign currency contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(d) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities.  A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2015 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(e) Futures Options
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes.  A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.  The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At September 30, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$79,825,418

Gross unrealized appreciation	$15,318
Gross unrealized depreciation	(70,521)
Net unrealized depreciation on investments	$(55,203)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2015 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Certificate of Deposits	$-	$13,501,320	$-	$13,501,320
Commercial Paper	-	27,990,675	-	27,990,675
Corporate Bonds	-	20,798,787	-	20,798,787
U.S. Government and Agencies	-	13,967,382	-	13,967,382
Short-Term Investments	3,512,051	-	-	3,512,051
Total Investments	$3,512,051	$76,258,164	$-	$79,770,215
Other Financial Instruments*
Forward Contracts	$-	$333,015	$-	$333,015
Futures Contracts	3,201,723	-	-	3,201,723
Total Assets	$6,713,774	$76,591,179	$-	$83,304,953

Liabilities
Other Financial Instruments*
Forward Contracts	$-	$276,578	$-	$276,578
Futures Contracts	1,409,143	-	-	1,409,143
Total Liabilities	$1,409,143	$276,578	$-	$1,685,721

*	Other financial instruments are derivative instruments such as forward contracts, futures contracts and swap contracts. Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/27/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/27/2015